FIXED ASSETS AND INTERNALLY DEVELOPED SOFTWARE, NET - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation	$ 7,900		$ 5,900	$ 20,600	$ 16,600	$ 22,600	$ 20,200	$ 19,400
Impairment				$ 2,717	$ 0	1,981	7,619	3,665
Building and improvements
Property, Plant and Equipment [Line Items]
Impairment	$ 2,000	$ 700				$ 1,500	$ 5,900	$ 2,900